Capital, Reserves and Non-Controlling Interests	6 Months Ended
Sep. 30, 2022
Capital, Reserves and Non-Controlling Interests [Abstract]
CAPITAL, RESERVES AND NON-CONTROLLING INTERESTS
10.	CAPITAL, RESERVES AND NON-CONTROLLING INTERESTS

(i) Share capital and additional paid-in capital

The addition of share capital and additional paid-in capital represented the issue of 3,300,000 ordinary shares in private placement on August 2, 2022.

(ii) Share purchase warrants

A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:

	Number Outstanding	Weighted Average Exercise Price	Fair value charged to profit or loss
		US$	US$
Balance - April 1, 2021	-	-	-
Issued	17,800,000	1.79	6,063,086
Balance - March 31, 2022	17,800,000	1.79	6,063,086
Issued	7,300,000	1.05	4,424,932
Balance – September 30, 2022	25,100,000	1.58	10,488,018

On October 27, 2021, the Company issued 1,800,000 share purchase warrants to consultants, exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On October 29, 2021, the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 ordinary shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercise date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants (such one-year period following the date of the issuance of such Consulting Company warrants, and (ii) the applicable vesting date. The warrants are described below:

(i)	3,500,000 share purchase warrants exercisable at $1.00 per share,

(iii)	3,500,000 share purchase warrants exercisable at $1.50 per share, and

(iv)	7,000,000 share purchase warrants exercisable at $2.50 per share.

On November 30, 2021, the Company issued 2,000,000 share purchase warrants to Mr. Ming Ni, a consultant, appointed as director of the Company on December 9, 2021, which are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On May 10, 2022, the Company issued 200,000 share purchase warrants to an employee of the Company which are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On May 26, 2022, the Company issued 500,000 share purchase warrants to consultants of the Company which are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On July 2022, the Company issued 6,600,000 share purchase warrants to consultants and employees of the Company, which are exercisable at the lower of (i) $1.00 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

September 30, 2022

Risk-free interest rate	1.14%-2.87%
Expected life of warrants	5-10
Volatility	80.59%-121.32%
Weighted average fair value per warrant (US$)	0.37-1.29

At September 30, 2022, the Company had share purchase warrants outstanding as follows:

	Warrants outstanding	Fair value at issue date	Fair value charged for current period	Exercise price	Weighted average remaining life
Expiry Date		US$	US$	US$	(years)
October 29, 2031	3,500,000	4,515,601	1,640,351	1	9
October 29, 2031	3,500,000	4,229,191	1,014,494	1.5	9
October 29, 2031	7,000,000	7,500,124	1,278,573	2.5	9
October 27, 2026	1,800,000	1,353,304	-	1.5	4
October 30, 2026	2,000,000	1,417,766	-	1.5	4
May 10, 2027	200,000	84,000	27,923	1.5	5
May 26, 2027	500,000	238,000	71,212	1.5	5
July 22, 2027	440,000	163,000	27,064	1	5
July 25, 2027	3,780,000	1,405,000	225,035	1	5
July 26, 2027	400,000	146,000	23,096	1	5
July 27, 2027	1,000,000	379,000	59,201	1	5
July 28, 2027	980,000	376,000	57,983	1	5
Total	25,100,000	21,806,986	4,424,932

(iii) Non-controlling interests

	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xu Zhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2021	(525,927)	(45,508)	(40,251)	-	-	(611,686)
Net loss	(4,745)	(3,488)	-	-	-	(8,233)
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	-	-	40,251	-	-	40,251
As of September 30, 2021	(530,672)	(48,996)	-	-	-	(579,668)

As of April 1, 2022	(530,764)	(49,055)	-	10,459	1,979,990	1,410,630
Net (loss) profit	(4,819)	-	-	-	495,671	490,852
As of September 30, 2022	(535,583)	(49,055)	-	10,459	2,475,661	1,901,482